Earnings (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

13. EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings (loss) per share for the six months ended June 30, 2024 and 2023:

	For the Six Months Ended June 30,
	2024	2023
Net income (loss)	$19,550,448	$(1,922,260)
Weighted average number of ordinary share outstanding – basic and diluted	41,000,000	41,000,000
Earnings (loss) per share – basic and diluted	$0.48	$(0.05)

12.    EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings (loss) per share for the fiscal years ended December 31, 2023 and 2022:

	For the Year Ended December 31, 2023	For the Period from its inception on November 8, 2022 through December 31, 2022
Net income (loss)	$9,889,155	$(186,839)
Weighted average number of ordinary share outstanding – basic and diluted	41,000,000	41,000,000
Earnings (loss) per share – basic and diluted	$0.24	$(0.00)